S000005556 [Member] Investment Objectives and Goals - Nuveen Mid Cap Value Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Mid Cap Value Opportunities Fund(formerly Nuveen Mid Cap Value 1 Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.